WARRANT DERIVATIVE LIABILITY (Tables)	12 Months Ended
Sep. 30, 2023
Warrant Derivative Liability
SCHEDULE OF FAIR VALUE MEASUREMENTS

Fair Value Measurements Using Significant Unobservable Inputs - Year Ended September 30, 2023

(Level 3)

	Series G	Series H	Total
Beginning balance at September 30, 2022	$748,275	$459,200	$1,207,475
Exchange of warrants into common stock	(13,947)	(35,330)	(49,277)
Extinguishment of derivative liabilities	(734,328)	(423,870)	(1,158,197)
Ending balance at September 30, 2023	$—	$—	$—

Fair Value Measurements Using Significant Unobservable Inputs - Year Ended September 30, 2022

(Level 3)

	Series F	Series G	Series H
Beginning balance at September 30, 2021	$1,000,000	$748,275	$459,200
Expiration of derivative liability	(1,000,000)	—	—
Ending balance at September 30, 2022	$—	$748,275	$459,200

SCHEDULE OF DERIVATIVE LIABILITIES

	Series G	Series H	Series G	Series H
Date of valuation	March 10, 2023		September 30, 2022
Closing price per share of Common Stock	$4.10	$4.10	$3.84	$3.84
Exercise price per share	$140.00	$80.00	$140.00	$80.00
Expected volatility	179.41%	141.03%	132.97%	122.50%
Risk-free interest rate	4.91%	4.75%	4.05%	4.14%
Dividend yield	—	—	—	—
Remaining expected term of underlying securities (years)	0.24	1.31	0.69	1.57